Basis of presentation - COVID-19 Impacts (Details) - EUR (€) € in Millions	Mar. 02, 2021	Jan. 04, 2021	Sep. 14, 2020	May 13, 2020	Dec. 17, 2019
Disclosure of significant event in current year [Abstract]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	€ 1,000	€ 2,900	€ 2,900	€ 1,100	€ 5,500
Potential dividend distribution per entity			500
Potential dividend distribution total			€ 1,000